STOCKHOLDERS EQUITY (Tables)	3 Months Ended
Oct. 31, 2024
Equity [Abstract]
Schedule of classes of capital stock

		October 31, 2024
Class	Shares Authorized	Shares Outstanding
Common Stock, $.0001 par value	100,000,000	14,781,803
Series A Preferred Stock, $.0001 par value	80,000	–
Series B Preferred Stock, $.0001 par value	80,000	80,000
Undesignated Preferred Stock, $.0001 par value	19,920,000	–